May 01, 2022
Updating Summary Prospectus For Investors in ZENITH ACCUMULATOR Individual Variable Annuity Contracts
Issued By Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about flexible and single purchase payment variable annuity contracts (the “Contracts”) issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000207. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Updating Summary Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from the Contract within 11 years after contract issue, you will be assessed a contingent deferred sales charge of up to 6.5% of Contract Value withdrawn. You will also be assessed a contingent deferred sales charge if you apply the surrender proceeds to certain annuity payment options.
	For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $6,500 on a $100,000 investment.	Administration Charges, Contingent Deferred Sales Charge and Other Deductions – Contingent Deferred Sales Charge
Transaction Charges	In addition to contingent deferred sales charges, you also may be charged for other transactions such as charges for transferring cash value between Divisions and a premium tax charge.	The Contracts – Transfer Privilege

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract	1.35% (1)	1.35% (1)
	Investment options (Portfolio fees and expenses)	0.27% (2)	1.21% (2)
(1) As a percentage of your net assets. (2) As a percentage of Portfolio assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.
	Lowest Annual Cost:	Highest Annual Cost:
	$1,515	$2,292
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio fees and expenses
• No optional benefits
• No sales charges
	• No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive optional benefits and Portfolio fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.			Principal Risks of Investing in the Contract
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Contingent deferred sales charges may apply for up to 11 years following each purchase payment. Contingent deferred sales charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.			Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	• Contracts are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of the Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.	Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	There is no charge for the first twelve transfers between Divisions. There is a $10 fee for each transfer thereafter. The Company reserves the right to impose a transfer charge for transfers in excess of four per year. We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	The Contracts – Transfer Privilege
Optional Benefits	There are no limitations or restrictions on the optional disability benefit rider. If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders. The optional disability benefit rider may not be changed or terminated by MetLife.	The Contracts – Disability Benefit Rider
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Investments of the Variable Account – Certain Payments We Receive with Regard to the Portfolios

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	The Contract – Replacement of Annuity Contracts

GLOSSARY
We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:
Account  — A sub-account of the Variable Account or the Fixed Account.
Accumulation Unit — Used to calculate the Contract Value before annuitization.
Annuitant  — The person on whose life the Contract is issued.
Annuitization  — Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.
Annuity Unit — Used to calculate the dollar amount of annuity payments.
Beneficiary  — The person designated to receive any benefits under a Contract if an Owner (or Annuitant, if the Contract is not owned by an individual) dies before the Maturity Date.
Contract Year — A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.
Death Proceeds (prior to annuitization) — The amount we pay prior to annuitization, on receipt of due proof of death of an Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Designated Office — Our Designated Office for receipt of purchase payments, loan repayments, requests and elections, and communications regarding death of the Owner (or Annuitant) is New England Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116, (800) 435-4117.
Fixed Account — A part of the Company’s general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest. Aspects of the Fixed Account are briefly summarized in this prospectus in order to give a better understanding of how the Contract functions. (See “The Fixed Account.”)
Maturity Date — The date on which annuity payments begin, as stated in the application or as later deferred.
Net Purchase Payment — A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable has been deducted before allocation to the accounts.
Non-life contingency option — A fixed period benefit option where payments are guaranteed for a specified period of time regardless of whether the Payee is alive.
Payee  — Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Owner.
Sub-Account — The Variable Account is divided into sub-accounts, each of which invests in a Portfolio.
Variable Account — A separate investment account of the Company. The Variable Account is divided into sub-accounts; each invests in shares of one Portfolio.
Variable Annuity — An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. You should check with your Employer as to which Portfolios are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000207. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. The availability of Portfolios may vary by employer and you should ask your Employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.90%	0.25%	1.15%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.60%	0.25%	0.85%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.54%	0.25%	0.79%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America*(1) - Class 2 Capital Research and Management CompanySM	0.45%	0.25%	0.70%	-0.31%	3.27%	4.25%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	—	—	-0.76%	13.35%	9.97%
US Fixed Income	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	—	—	-0.43%	4.26%	3.86%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	—	—	21.20%	25.45%	18.64%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	—	—	-0.19%	1.01%	0.54%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.72%	—	—	18.34%	14.91%	13.15%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.85%	—	—	3.69%	5.73%	5.03%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.85%	—	—	7.42%	7.84%	7.10%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.88%	—	—	10.90%	10.18%	9.20%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.92%	—	—	14.71%	12.62%	11.26%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	—	—	26.91%	10.32%	11.00%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.76%	—	—	13.73%	12.56%	11.36%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	—	—	24.43%	16.62%	14.75%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.78%	—	—	24.03%	17.85%	16.04%
Sector	CBRE Global Real Estate Portfolio - Class B (formerly known as Clarion Global Real Estate Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	—	—	34.42%	10.02%	9.01%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.51%	—	—	24.89%	11.95%	12.53%
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	—	—	14.38%	18.60%	15.20%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	—	—	8.52%	7.18%	8.83%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	—	—	15.47%	18.14%	14.17%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	—	—	6.93%	18.91%	16.63%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	—	—	17.17%	27.45%	20.50%
US Equity	Loomis Sayles Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	—	—	18.66%	16.59%	15.99%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	—	—	21.95%	11.95%	13.23%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	—	—	9.74%	18.78%	15.50%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	—	-2.22%	3.05%	2.38%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	—	—	24.07%	12.52%	13.64%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	—	—	10.48%	9.11%	7.56%
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	—	14.23%	11.66%	12.92%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	—	28.04%	17.89%	15.97%
US Equity	MetLife Stock Index Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	—	—	28.36%	18.18%	16.26%
International Equity	MFS ® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	—	11.71%	12.29%	8.45%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation	MFS ® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.74%	—	—	14.05%	9.72%	9.52%
Allocation	MFS ® Total Return Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.59%	—	—	14.22%	9.89%	9.68%
US Equity	MFS ® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	—	—	25.40%	12.34%	13.53%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.87%	—	—	-10.78%	37.29%	20.60%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	—	—	18.41%	15.71%	14.21%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	—	—	5.42%	5.15%	2.91%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.72%	—	—	-1.39%	3.89%	3.32%
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.76%	—	—	13.38%	10.04%	8.47%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	—	—	17.60%	11.73%	10.03%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	—	—	19.95%	23.08%	18.97%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	—	—	14.98%	17.90%	16.28%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.74%	—	—	11.36%	15.95%	15.61%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	—	—	31.80%	12.47%	11.98%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.79%	—	—	2.61%	5.30%	4.96%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	—	—	-1.52%	2.49%	1.97%
†	The Portfolio is no longer available for additional allocations.
(1)	The Portfolio has an additional platform fee of .25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
For more information regarding the Investment Adviser and the subadviser of the Brighthouse Funds Trust I and Brighthouse Funds Trust II Portfolios, see the Statement of Additional Information for the Contracts, and also see the Brighthouse Funds Trust I and Brighthouse Funds Trust II prospectuses and Statements of Additional Information.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, dated May 1, 2022 which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000207, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000080229